Submission	Dec. 10, 2025
Submission [Line Items]
Central Index Key	0001715497
Registrant Name	Borr Drilling Limited
Registration File Number	333-286490
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A